Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Total shareholders' equity attributable to common shareholders	Common shares	Additional paid-in capital	Accumulated other comprehensive loss, net of tax	Unrealized losses on available-for-sale securities, net of tax	Currency translation reserve	Retained earnings/(accumulated deficit)	Non-controlling interests
Balance - beginning of year at Dec. 31, 2020			$ 1.9	$ 2,072.1		$ 22.4	$ 0.2	$ (120.4)	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchased during period			(0.2)	(320.7)
Issue of common shares			0.2	318.0
Dividends, common stock, cash				0.0					(2.6)
Shares cancelled upon distribution of Fidelis MGU			0.0
Share compensation expense				9.8
Shares withheld for employee taxes on restricted stock vesting				0.0
Net income	$ 78.3							68.3	10.0
Distribution of Fidelis MGU net assets to shareholders				0.0				0.0	0.0
Purchase of non-controlling interest				(3.8)					0.0
Total income tax benefit/(expense) allocated to comprehensive income	(33.9)					(33.7)	(0.2)
Non-controlling interest arising from sale of a subsidiary									(2.2)
Balance – end of year at Dec. 31, 2021	2,019.1	$ 2,013.9	1.9	2,075.4	$ (11.3)	(11.3)	0.0	(52.1)	5.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchased during period			0.0	0.0
Issue of common shares			0.0	0.0
Dividends, common stock, cash				0.0					(3.9)
Shares cancelled upon distribution of Fidelis MGU			0.0
Share compensation expense				10.8
Shares withheld for employee taxes on restricted stock vesting				0.0
Net income	62.3							52.6	9.7
Distribution of Fidelis MGU net assets to shareholders				0.0				0.0	0.0
Purchase of non-controlling interest				(11.0)					(0.7)
Total income tax benefit/(expense) allocated to comprehensive income	(89.5)					(88.4)	(1.1)
Non-controlling interest arising from sale of a subsidiary									0.0
Balance – end of year at Dec. 31, 2022	1,987.1	1,976.8	1.9	2,075.2	(100.8)	(99.7)	(1.1)	0.5	10.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchased during period			0.0	0.0
Issue of common shares			0.2	89.3
Dividends, common stock, cash				(34.1)					0.0
Shares cancelled upon distribution of Fidelis MGU			(0.9)
Share compensation expense				27.6
Shares withheld for employee taxes on restricted stock vesting				(50.6)
Net income	2,132.5							2,132.5	0.0
Distribution of Fidelis MGU net assets to shareholders				(68.4)				(1,696.4)	(10.3)
Purchase of non-controlling interest				0.0					0.0
Total income tax benefit/(expense) allocated to comprehensive income	72.7					72.7	1.1
Non-controlling interest arising from sale of a subsidiary									0.0
Balance – end of year at Dec. 31, 2023	$ 2,449.8	$ 2,449.8	$ 1.2	$ 2,039.0	$ (27.0)	$ (27.0)	$ 0.0	$ 436.6	$ 0.0